Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value (in USD per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in USD per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	250,000,000	250,000,000	250,000,000
Common stock, shares issued (in shares)	20,856,693	20,841,393	20,830,555
Common stock, shares outstanding (in shares)	20,856,693	20,841,393	20,830,555